Schedule of Investments (unaudited) December 31, 2020	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 15.3%
CCR SA	258,200	$669,584
Centrais Eletricas Brasileiras SA, ADR	45,081	315,116
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	42,692	366,725
Ultrapar Participacoes SA, ADR	241,742	1,095,091

		2,446,516

Chile — 3.6%
Enel Americas SA, ADR	70,336	578,162

China — 39.6%
Beijing Capital International Airport Co. Ltd., Class H	436,000	363,809
Beijing Enterprises Water Group Ltd.	638,000	256,719
CGN Power Co. Ltd., Class H(a)	1,270,000	273,529
China Gas Holdings Ltd.	254,200	1,009,738
China Merchants Port Holdings Co. Ltd.	310,000	379,412
China Oilfield Services Ltd., Class H	500,000	423,016
China Resources Gas Group Ltd.	106,000	563,913
China Resources Power Holdings Co. Ltd.	222,000	239,068
China Suntien Green Energy Corp. Ltd., Class H	533,000	163,601
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	364,000	143,180
COSCO SHIPPING Ports Ltd.	384,000	266,933
Guangdong Investment Ltd.	360,000	648,143
Hainan Meilan International Airport Co. Ltd., Class H(c)	31,000	164,318
Jiangsu Expressway Co. Ltd., Class H	286,000	319,792
Kunlun Energy Co. Ltd.	498,000	430,315
Shenzhen International Holdings Ltd.	259,999	419,816
Zhejiang Expressway Co. Ltd., Class H	334,000	282,144

		6,347,446

Malaysia — 5.6%
Tenaga Nasional Bhd	348,100	901,728

Mexico — 14.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(c)	9,994	516,490
Grupo Aeroportuario del Pacifico SAB de CV, ADR(c)	9,198	1,023,645
Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	4,636	764,616

		2,304,751

South Korea — 6.3%
Korea Electric Power Corp., ADR(b)(c)	64,156	787,194
SK Discovery Co. Ltd.	3,538	213,980

		1,001,174

Security	Shares	Value

Thailand — 9.4%
Airports of Thailand PCL, NVDR(b)	720,300	$1,496,618

Total Common Stocks — 94.2% (Cost: $14,507,466)		15,076,395

Preferred Stocks

Russia — 5.7%
Transneft PJSC, Preference Shares, NVS	482	914,612

Total Preferred Stocks — 5.7% (Cost: $1,148,963)		914,612

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	1,483,159	1,484,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,000	10,000

		1,494,049

Total Short-Term Investments — 9.3% (Cost: $1,494,022)		1,494,049

Total Investments in Securities — 109.2% (Cost: $17,150,451)		17,485,056

Other Assets, Less Liabilities — (9.2)%		(1,466,904)

Net Assets — 100.0%		$16,018,152

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Emerging Markets Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$226,659	$1,257,881	(a)	$—		$(440)	$(51)	$1,484,049	1,483,159	$5,723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		(10,000	)(a)	—	—	10,000	10,000	21		—

						$(440)	$(51)	$1,494,049		$5,744		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,076,395	$—	$—	$15,076,395
Preferred Stocks	914,612	—	—	914,612
Money Market Funds	1,494,049	—	—	1,494,049

	$17,485,056	$—	$—	$17,485,056

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

2